U.S. VALUE ETF
SCHEDULE OF INVESTMENTS
February 29, 2024 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Communications - 4.4%
Advertising & Marketing - 0.5%
Omnicom Group, Inc.	361	$ 31,909

Cable & Satellite - 1.2%
Charter Communications, Inc. - Class A (a)	87	25,572
Comcast Corporation - Class A	743	31,838
Liberty Broadband Corporation - Series C (a)	419	25,215
		82,625
Entertainment Content - 1.2%
AppLovin Corporation - Class A (a)	777	46,403
Fox Corporation - Class A	1,041	31,011
		77,414
Publishing & Broadcasting - 0.5%
Nexstar Media Group, Inc.	187	31,074

Telecommunications - 1.0%
AT&T, Inc.	1,982	33,555
Verizon Communications, Inc.	849	33,977
		67,532
Consumer Discretionary - 15.5%
Apparel & Textile Products - 2.6%
Capri Holdings Ltd. (a)	631	29,108
Crocs, Inc. (a)	307	37,531
PVH Corporation	261	35,671
Tapestry, Inc.	854	40,590
VF Corporation	1,896	30,981
		173,881
Automotive - 2.5%
BorgWarner, Inc.	944	29,387
Ford Motor Company	2,747	34,173
General Motors Company	897	36,759
Harley-Davidson, Inc.	941	34,130
Lear Corporation	240	32,964
		167,413

U.S. VALUE ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Consumer Discretionary - 15.5% (Continued)
E-Commerce Discretionary - 0.6%
eBay, Inc.	768	$ 36,311

Home & Office Products - 0.4%
Whirlpool Corporation	267	28,673

Home Construction - 4.1%
D.R. Horton, Inc.	208	31,084
KB Home	515	34,211
Lennar Corporation - Class A	207	32,812
Meritage Homes Corporation	184	29,009
Mohawk Industries, Inc. (a)	308	36,534
PulteGroup, Inc.	304	32,948
Taylor Morrison Home Corporation (a)	618	34,985
Toll Brothers, Inc.	310	35,538
		267,121
Leisure Facilities & Services - 0.5%
Boyd Gaming Corporation	514	33,991

Leisure Products - 1.0%
Brunswick Corporation	364	31,814
Polaris, Inc.	363	33,653
		65,467
Retail - Discretionary - 3.8%
Academy Sports & Outdoors, Inc.	510	38,107
AutoNation, Inc. (a)	228	34,154
Avis Budget Group, Inc.	193	20,852
Beacon Roofing Supply, Inc. (a)	382	32,810
Lithia Motors, Inc.	109	32,598
Macy's, Inc.	1,727	30,119
Penske Automotive Group, Inc.	212	32,542
Signet Jewelers Ltd.	321	32,665
		253,847

U.S. VALUE ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Consumer Staples - 3.7%
Beverages - 0.5%
Molson Coors Beverage Company - Class B	505	$ 31,522

Food - 0.5%
Conagra Brands, Inc.	1,119	31,422

Retail - Consumer Staples - 1.4%
Albertsons Companies, Inc. - Class A	1,405	28,493
Kroger Company (The)	702	34,826
Walgreens Boots Alliance, Inc.	1,339	28,467
		91,786
Tobacco & Cannabis - 0.5%
Altria Group, Inc.	773	31,623

Wholesale - Consumer Staples - 0.8%
Archer-Daniels-Midland Company	463	24,590
Bunge Global S.A.	337	31,803
		56,393
Energy - 16.0%
Oil & Gas Producers - 15.0%
Antero Midstream Corporation	2,636	35,322
APA Corporation	991	29,522
Chevron Corporation	221	33,594
Chord Energy Corporation	205	33,302
Civitas Resources, Inc.	495	33,997
Coterra Energy, Inc.	1,277	32,921
Devon Energy Corporation	738	32,516
Diamondback Energy, Inc.	212	38,693
Energy Transfer, L.P.	2,311	33,833
Enterprise Products Partners, L.P.	1,200	32,940
EOG Resources, Inc.	280	32,049
Exxon Mobil Corporation	326	34,074
HF Sinclair Corporation	604	33,522
Marathon Oil Corporation	1,402	33,999
Marathon Petroleum Corporation	207	35,031
Matador Resources Company	588	37,132

U.S. VALUE ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Energy - 16.0% (Continued)
Oil & Gas Producers - 15.0% (Continued)
MPLX, L.P.	866	$ 33,289
Murphy Oil Corporation	819	32,490
New Fortress Energy, Inc.	907	31,881
Ovintiv, Inc.	782	38,639
PBF Energy, Inc. - Class A	771	36,006
Permian Resources Corporation	2,429	37,795
Phillips 66	247	35,200
Pioneer Natural Resources Company	146	34,338
Plains All American Pipeline, L.P.	2,075	34,072
Range Resources Corporation	1,071	33,865
Southwestern Energy Company (a)	4,786	33,358
Valero Energy Corporation	251	35,506
Western Midstream Partners, L.P.	1,138	38,066
		996,952
Oil & Gas Services & Equipment - 1.0%
Halliburton Company	941	33,001
Noble Corporation plc	720	30,103
		63,104
Financials - 35.0%
Asset Management - 2.4%
Affiliated Managers Group, Inc.	218	34,076
Blue Owl Capital Corporation	2,134	32,181
Carlyle Group, Inc. (The)	819	37,550
F&G Annuities & Life, Inc.	770	29,091
Invesco Ltd.	1,823	28,092
		160,990
Banking - 13.2%
Bank of America Corporation	970	33,484
Bank OZK	679	29,740
Citigroup, Inc.	618	34,293
Citizens Financial Group, Inc.	986	30,951
Columbia Banking System, Inc.	1,269	22,969
Comerica, Inc.	583	28,789
Credicorp Ltd.	218	37,251
East West Bancorp, Inc.	445	32,423

U.S. VALUE ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Financials - 35.0% (Continued)
Banking - 13.2% (Continued)
Fifth Third Bancorp	923	$ 31,696
First Citizens BancShares, Inc. - Class A	23	36,198
First Horizon Corporation	2,312	32,599
FNB Corporation	2,384	31,803
Huntington Bancshares, Inc.	2,529	32,978
JPMorgan Chase & Company	189	35,165
M&T Bank Corporation	238	33,258
New York Community Bancorp, Inc.	3,169	15,180
Old National Bancorp	1,939	31,858
Popular, Inc.	393	32,886
Regions Financial Corporation	1,732	32,267
Synovus Financial Corporation	879	33,349
Truist Financial Corporation	861	30,118
US Bancorp	751	31,512
Valley National Bancorp	3,099	25,381
Webster Financial Corporation	640	30,490
Wells Fargo & Company	656	36,466
Western Alliance Bancorp	503	29,038
Wintrust Financial Corporation	338	32,566
Zions Bancorporation N.A.	742	29,257
		873,965
Institutional Financial Services - 2.0%
Bank of New York Mellon Corporation (The)	610	34,216
Goldman Sachs Group, Inc. (The)	85	33,069
Jefferies Financial Group, Inc.	814	34,041
State Street Corporation	422	31,114
		132,440
Insurance - 10.9%
American Financial Group, Inc.	269	34,343
American International Group, Inc.	478	34,841
Arch Capital Group Ltd. (a)	414	36,262
Axis Capital Holdings Ltd.	575	35,978
Chubb Ltd.	141	35,485
CNA Financial Corporation	759	33,358
Corebridge Financial, Inc.	1,341	33,297

U.S. VALUE ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Financials - 35.0% (Continued)
Insurance - 10.9% (Continued)
Enstar Group Ltd. (a)	117	$ 36,029
Equitable Holdings, Inc.	981	33,589
Everest Group Ltd.	86	31,724
Globe Life, Inc.	268	34,017
Hartford Financial Services Group, Inc. (The)	389	37,283
MetLife, Inc.	464	32,359
Old Republic International Corporation	1,086	31,451
Principal Financial Group, Inc.	407	32,910
Prudential Financial, Inc.	311	33,896
Reinsurance Group of America, Inc.	192	33,955
RenaissanceRe Holdings Ltd.	158	35,522
Travelers Companies, Inc. (The)	165	36,459
Unum Group	711	35,159
Voya Financial, Inc.	454	31,035
		718,952
Specialty Finance - 6.5%
AerCap Holdings N.V. (a)	433	33,419
AGNC Investment Corporation	3,226	30,841
Ally Financial, Inc.	958	35,436
Annaly Capital Management, Inc.	1,644	31,384
Capital One Financial Corporation	251	34,540
Discover Financial Services	289	34,882
Essent Group Ltd.	609	32,624
Fidelity National Financial, Inc.	648	32,776
MGIC Investment Corporation	1,674	33,296
OneMain Holdings, Inc.	647	30,558
Rithm Capital Corporation	3,040	32,954
Starwood Property Trust, Inc.	1,539	31,380
Synchrony Financial	847	34,981
		429,071
Health Care - 4.9%
Biotech & Pharma - 3.4%
Bristol-Myers Squibb Company	640	32,480
Gilead Sciences, Inc.	377	27,182
Halozyme Therapeutics, Inc. (a)	945	37,621

U.S. VALUE ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Health Care - 4.9% (Continued)
Biotech & Pharma - 3.4% (Continued)
Jazz Pharmaceuticals plc (a)	267	$ 31,746
Royalty Pharma plc - Class A	1,124	34,102
United Therapeutics Corporation (a)	146	32,943
Viatris, Inc.	2,665	32,966
		229,040
Health Care Facilities & Services - 1.5%
Centene Corporation (a)	405	31,764
Cigna Group (The)	105	35,295
CVS Health Corporation	408	30,343
		97,402
Industrials - 7.5%
Commercial Support Services - 0.5%
H&R Block, Inc.	689	33,727

Diversified Industrials - 0.4%
3M Company	295	27,175

Electrical Equipment - 1.6%
Atkore, Inc.	212	35,913
Sensata Technologies Holding plc	925	31,839
Vontier Corporation	917	39,430
		107,182
Industrial Support Services - 0.4%
WESCO International, Inc.	186	27,805

Machinery - 1.5%
AGCO Corporation	269	29,509
CNH Industrial N.V.	2,768	33,078
Oshkosh Corporation	303	33,590
		96,177
Transportation & Logistics - 2.5%
Alaska Air Group, Inc. (a)	870	32,529
American Airlines Group, Inc. (a)	2,205	34,575
Delta Air Lines, Inc.	761	32,167
Ryder System, Inc.	291	33,204

U.S. VALUE ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Industrials - 7.5% (Continued)
Transportation & Logistics - 2.5% (Continued)
United Airlines Holdings, Inc. (a)	723	$ 32,890
		165,365
Transportation Equipment - 0.6%
Allison Transmission Holdings, Inc.	558	42,034

Materials - 4.2%
Chemicals - 1.3%
Chemours Company (The)	1,064	20,929
LyondellBasell Industries N.V. - Class A	340	34,095
Mosaic Company (The)	964	30,038
		85,062
Construction Materials - 0.5%
Owens Corning	214	32,053

Containers & Packaging - 1.4%
Berry Global Group, Inc.	485	28,232
Graphic Packaging Holding Company	1,249	32,412
Sonoco Products Company	559	31,684
		92,328
Metals & Mining - 0.5%
Anglogold Ashanti plc (a)	1,909	35,526

Steel - 0.5%
Commercial Metals Company	634	34,236

Real Estate - 0.4%
REITs - 0.4%
Healthpeak Properties, Inc.	1,585	26,549

Technology - 5.1%
Software - 1.2%
Clarivate plc (a)	3,586	25,747
Concentrix Corporation	344	24,923
Gen Digital, Inc.	1,397	30,022
		80,692

U.S. VALUE ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Technology - 5.1% (Continued)
Technology Hardware - 2.5%
Arrow Electronics, Inc. (a)	277	$ 32,548
Dell Technologies, Inc. - Class C	404	38,242
Hewlett Packard Enterprise Company	1,965	29,927
HP, Inc.	1,072	30,370
TD SYNNEX Corporation	308	32,001
		163,088
Technology Services - 1.4%
Dun & Bradstreet Holdings, Inc.	2,792	29,428
Global Payments, Inc.	244	31,647
PayPal Holdings, Inc. (a)	524	31,618
		92,693
Utilities - 2.1%
Electric Utilities - 1.6%
AES Corporation (The)	1,784	27,117
NRG Energy, Inc.	637	35,239
Vistra Corporation	827	45,104
		107,460
Gas & Water Utilities - 0.5%
UGI Corporation	1,356	33,195

Investments at Value - 98.8% (Cost $6,169,328)		$ 6,544,267

Other Assets in Excess of Liabilities - 1.2%		80,590

Net Assets - 100.0%		$ 6,624,857

N.A. - National Association
N.V. - Naamloze Vennootschap
plc - Public Limited Company
REIT - Real Estate Investment Trust
S.A. - Societe Anonyme

(a)	Non-income producing security.